Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Total	$ 890	$ 1,575
Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total	748	1,434
Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total	343	324
Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total	(191)	(172)
Borrowings [Member]
Disclosure of transactions between related parties [line items]
Total	$ (10)	$ (11)